Restricted Stock Units	12 Months Ended
Dec. 31, 2021
Restricted Stock Units [Abstract]
Restricted Stock Units

28. RESTRICTED STOCK UNITS

The Company operates a restricted stock units scheme (the “RSU Scheme”) for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Group’s operations. Eligible participants of the Scheme include the Company’s directors, including independent non-executive directors, and employees of any member of the Group. The Scheme became effective on May 26, 2020 and, unless otherwise cancelled or amended, will remain in force for 10 years from that date. The Scheme has a performance vesting condition and is subject to forfeiture if the participants cannot meet certain performance target set by the board of directors.

The movement in the number of RSU outstanding for the year ended 31 December 2021 and 2020 was as follow:

	2021
	Number of RSU	Weighted average grant date fair value
	’000	US$ per unit
Outstanding at January 1	1,113	15.3409
Granted during the year	2,133	15.0120
Vested during the year	(349)	15.2420
Forfeited during the year	(296)	14.4913
Outstanding at December 31	2,601	15.1808

	2020
	Number of RSU	Weighted average grant date fair value
	’000	US$ per unit
Outstanding at January 1, 2020	—	—
Granted during the year	1,139	15.3639
Forfeited during the year	(26)	16.3350
Outstanding at December 31, 2020	1,113	15.3409

The weighted-average remaining contractual life for outstanding RSUs granted under the RSU Scheme was 8.16 years and 8.84 years as of December 31, 2021 and 2020, respectively.

The fair value of the awarded shares was calculated based on the market price of the Group’s shares at the respective grant date.

The fair value of the RSU granted during the period was US$32.0 million (US$15.012 each), of which the Group recognized RSU expense of US$17.8 million during the year ended 31 December 2021.

The fair value of the RSU granted during the period was US$17.5 million (US$15.364 each), of which the Group recognized RSU expense of US$2.9 million during the year ended 31 December 2020.

At the date of approval of these financial statements, the Company had 2,601,187 RSUs outstanding under the restricted shares plan, which represented approximately 0.8% of the Company's shares in issue as at that date.